INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES

7. INVENTORIES

Inventories consist of the following:

	December 31,
	2014	2015
Raw materials	$1,362,944	$2,343,104
Work-in-process	5,411,360	5,626,531
Finished goods	2,807,480	2,746,304
Total	$9,581,784	$10,715,939

Inventory write-down was $29,905,734, $175,568 and $62,422 for the years ended December 31, 2013, 2014 and 2015, respectively.